Off Balance Events	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Off Balance Events	24. OFF BALANCE EVENTS The Group had no off-balance sheet transactions or arrangements (2019: None).

Arrival Group [Member]
Statements [Line Items]
Off Balance Events	9. OFF BALANCE EVENTS The Company had no off-balance sheet transactions or arrangements.